Annual Total Returns	0 Months Ended
Aug. 01, 2011
(Columbia Greater China Fund - I) | (Columbia Greater China Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2001	(10.30%)
Annual Return 2002	(12.44%)
Annual Return 2003	59.51%
Annual Return 2004	14.76%
Annual Return 2005	9.31%
Annual Return 2006	69.88%
Annual Return 2007	59.48%
Annual Return 2008	(49.95%)
Annual Return 2009	58.58%
Annual Return 2010	14.84%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class A Shares
Bar Chart Table:
Annual Return 2001	8.36%
Annual Return 2002	7.17%
Annual Return 2003	11.54%
Annual Return 2004	5.66%
Annual Return 2005	1.93%
Annual Return 2006	4.27%
Annual Return 2007	1.45%
Annual Return 2008	(10.91%)
Annual Return 2009	28.25%
Annual Return 2010	8.68%
(Columbia Corporate Income Fund - Z) | (Columbia Corporate Income Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2001	8.65%
Annual Return 2002	7.61%
Annual Return 2003	11.97%
Annual Return 2004	6.03%
Annual Return 2005	2.19%
Annual Return 2006	4.53%
Annual Return 2007	1.70%
Annual Return 2008	(10.69%)
Annual Return 2009	28.56%
Annual Return 2010	8.95%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class A Shares
Bar Chart Table:
Annual Return 2001	9.03%
Annual Return 2002	5.39%
Annual Return 2003	9.23%
Annual Return 2004	4.62%
Annual Return 2005	2.15%
Annual Return 2006	4.34%
Annual Return 2007	4.36%
Annual Return 2008	(6.03%)
Annual Return 2009	18.82%
Annual Return 2010	7.64%
(Columbia Intermediate Bond Fund - Z) | (Columbia Intermediate Bond Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2001	9.18%
Annual Return 2002	5.78%
Annual Return 2003	9.50%
Annual Return 2004	4.88%
Annual Return 2005	2.40%
Annual Return 2006	4.60%
Annual Return 2007	4.62%
Annual Return 2008	(5.80%)
Annual Return 2009	19.11%
Annual Return 2010	7.91%
(Columbia U.S. Treasury Index Fund - ABCI) | (Columbia U.S. Treasury Index Fund) | Class A Shares
Bar Chart Table:
Annual Return 2001	6.28%
Annual Return 2002	11.09%
Annual Return 2003	1.63%
Annual Return 2004	2.85%
Annual Return 2005	2.24%
Annual Return 2006	2.51%
Annual Return 2007	8.55%
Annual Return 2008	13.57%
Annual Return 2009	(4.01%)
Annual Return 2010	5.41%
(Columbia U.S. Treasury Index Fund - Z) | (Columbia U.S. Treasury Index Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2001	6.28%
Annual Return 2002	11.13%
Annual Return 2003	1.87%
Annual Return 2004	3.11%
Annual Return 2005	2.49%
Annual Return 2006	2.75%
Annual Return 2007	8.78%
Annual Return 2008	13.87%
Annual Return 2009	(3.77%)
Annual Return 2010	5.67%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class A Shares
Bar Chart Table:
Annual Return 2001	(1.80%)
Annual Return 2002	(5.38%)
Annual Return 2003	63.90%
Annual Return 2004	30.02%
Annual Return 2005	29.09%
Annual Return 2006	33.79%
Annual Return 2007	26.98%
Annual Return 2008	(55.40%)
Annual Return 2009	76.21%
Annual Return 2010	19.82%
(Columbia Emerging Markets Fund - Z) | (Columbia Emerging Markets Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2001	(1.80%)
Annual Return 2002	(5.38%)
Annual Return 2003	63.90%
Annual Return 2004	30.02%
Annual Return 2005	29.09%
Annual Return 2006	33.79%
Annual Return 2007	26.95%
Annual Return 2008	(55.37%)
Annual Return 2009	76.88%
Annual Return 2010	20.04%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class A Shares
Bar Chart Table:
Annual Return 2001	(13.70%)
Annual Return 2002	(10.14%)
Annual Return 2003	32.81%
Annual Return 2004	34.27%
Annual Return 2005	45.69%
Annual Return 2006	11.34%
Annual Return 2007	36.26%
Annual Return 2008	(43.92%)
Annual Return 2009	40.37%
Annual Return 2010	17.01%
(Columbia Energy and Natural Resources Fund - Z) | (Columbia Energy and Natural Resources Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2001	(13.70%)
Annual Return 2002	(10.14%)
Annual Return 2003	32.81%
Annual Return 2004	34.27%
Annual Return 2005	45.69%
Annual Return 2006	11.34%
Annual Return 2007	36.25%
Annual Return 2008	(43.80%)
Annual Return 2009	40.70%
Annual Return 2010	17.25%
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class A Shares
Bar Chart Table:
Annual Return 2001	(31.91%)
Annual Return 2002	(37.34%)
Annual Return 2003	23.54%
Annual Return 2004	14.73%
Annual Return 2005	12.25%
Annual Return 2006	7.87%
Annual Return 2007	21.21%
Annual Return 2008	(44.14%)
Annual Return 2009	45.11%
Annual Return 2010	24.06%
(Columbia Select Large Cap Growth Fund - Z) | (Columbia Select Large Cap Growth Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2001	(31.91%)
Annual Return 2002	(37.34%)
Annual Return 2003	23.54%
Annual Return 2004	14.73%
Annual Return 2005	12.25%
Annual Return 2006	7.87%
Annual Return 2007	21.30%
Annual Return 2008	(44.11%)
Annual Return 2009	45.48%
Annual Return 2010	24.36%
(Columbia Pacific/Asia Fund - ACI) | (Columbia Pacific/Asia Fund) | Class A Shares
Bar Chart Table:
Annual Return 2001	(14.70%)
Annual Return 2002	(8.19%)
Annual Return 2003	42.12%
Annual Return 2004	13.51%
Annual Return 2005	24.12%
Annual Return 2006	10.32%
Annual Return 2007	11.49%
Annual Return 2008	(40.40%)
Annual Return 2009	37.51%
Annual Return 2010	21.15%
(Columbia Pacific/Asia Fund - Z) | (Columbia Pacific/Asia Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2001	(14.70%)
Annual Return 2002	(8.19%)
Annual Return 2003	42.12%
Annual Return 2004	13.51%
Annual Return 2005	24.12%
Annual Return 2006	10.32%
Annual Return 2007	11.49%
Annual Return 2008	(40.30%)
Annual Return 2009	38.39%
Annual Return 2010	21.31%
(Columbia Select Small Cap Fund - ACR) | (Columbia Select Small Cap Fund) | Class A Shares
Bar Chart Table:
Annual Return 2001	1.95%
Annual Return 2002	(19.38%)
Annual Return 2003	48.71%
Annual Return 2004	22.66%
Annual Return 2005	2.69%
Annual Return 2006	16.35%
Annual Return 2007	10.80%
Annual Return 2008	(41.53%)
Annual Return 2009	29.52%
Annual Return 2010	29.71%
(Columbia Select Small Cap Fund - Z) | (Columbia Select Small Cap Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2001	1.95%
Annual Return 2002	(19.38%)
Annual Return 2003	48.71%
Annual Return 2004	22.66%
Annual Return 2005	2.69%
Annual Return 2006	16.35%
Annual Return 2007	10.80%
Annual Return 2008	(41.42%)
Annual Return 2009	29.75%
Annual Return 2010	30.11%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class A Shares
Bar Chart Table:
Annual Return 2001	(4.95%)
Annual Return 2002	(23.32%)
Annual Return 2003	47.78%
Annual Return 2004	19.36%
Annual Return 2005	9.96%
Annual Return 2006	14.88%
Annual Return 2007	10.46%
Annual Return 2008	(47.40%)
Annual Return 2009	46.90%
Annual Return 2010	19.42%
(Columbia Value and Restructuring Fund - Z) | (Columbia Value and Restructuring Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2001	(4.96%)
Annual Return 2002	(23.32%)
Annual Return 2003	47.78%
Annual Return 2004	19.36%
Annual Return 2005	9.96%
Annual Return 2006	14.88%
Annual Return 2007	10.43%
Annual Return 2008	(47.30%)
Annual Return 2009	47.29%
Annual Return 2010	19.68%
(Columbia Bond Fund - ABCITW) | (Columbia Bond Fund) | Class A Shares
Bar Chart Table:
Annual Return 2001	7.07%
Annual Return 2002	9.42%
Annual Return 2003	4.63%
Annual Return 2004	4.71%
Annual Return 2005	2.30%
Annual Return 2006	4.02%
Annual Return 2007	5.98%
Annual Return 2008	1.06%
Annual Return 2009	9.31%
Annual Return 2010	6.29%
(Columbia Bond Fund - Y) | (Columbia Bond Fund) | Class Y Shares
Bar Chart Table:
Annual Return 2001	7.07%
Annual Return 2002	9.42%
Annual Return 2003	4.63%
Annual Return 2004	4.71%
Annual Return 2005	2.30%
Annual Return 2006	4.02%
Annual Return 2007	5.98%
Annual Return 2008	1.43%
Annual Return 2009	9.71%
Annual Return 2010	6.55%